SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF ESTIMATED USEFUL LIVES OF ASSETS
Useful lives
Plant and machineries	5 years
Office equipment	5 years
Vehicles	5 years
Furniture and equipment	10 years
Renovation	10 years

Useful lives
Plant and machineries	5 years
Office equipment	5 years
Vehicles	5 years
Furniture and equipment	10 years
Renovation	10 years